COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Capital expenditure commitments	$ 371	$ 675
Borrowings	13,770		$ 13,715
Subsidiaries | Letters of Credit
Disclosure of contingent liabilities [line items]
Borrowings	980		$ 994
Not later than one year
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	310
Later than one year and not later than two years
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	55
Later than two years and not later than three years
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	5
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	$ 1